PROPERTY AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Cost	$ 21,587	$ 18,546
Accumulated depreciation	14,576	11,943
Depreciated cost	7,011	6,603
Depreciation expenses	2,746	3,445	3,104
Computers, software, manufacturing, laboratory equipment and demonstration equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	16,298	13,560
Accumulated depreciation	11,309	9,000
Capitalized cost related to Enterprise Resource Planning systems	1,352
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	3,477	3,140
Accumulated depreciation	2,153	1,778
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	1,812	1,846
Accumulated depreciation	$ 1,114	$ 1,165